OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2021	2020
Claims receivable	1,097	3,022
Agent receivables	149	2,229
Other receivables	8,863	17,699
	10,109	22,950